UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F Cover Page
Report for the Calendar year or Quarter ended: September 30, 2001
Check here if Amendment[  ]; Amendment Number:

This Amendment (Check only one: [  ] is a restatement
                                       [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Pillar Capital Advisors, LLC
Address:            584 South State Street
                    Orem, UT 84058

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on behalf of Reporting Manager:

Name:             Zubin J. Bomanshaw
Title:                Operations
Phone:            801-224-8600

Signature, Place, and Date of Signing

Zubin J. Bomanshaw,     Orem, UT     October 19, 2001

Report Type (Check only one):

[X] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager: None

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $55,342,000

                                         Form 13 F Information Table
Name of Issuer                 Class  Cusip   (X$1000) PRN AMT  PRN DSCRETN AUTHORITY
-------------------------------------------------------------------------------------
ALBANY MOLECULAR RESH INC	COM    012423109   2755   110940   SH  SOLE SOLE
AMERICAN PWR CONVERSION CORP    COM    029066107    783    67010   SH  SOLE SOLE
ARTESYN TECHNOLOGIES            COM    043127109    801   147200   SH  SOLE SOLE
BARRA INC                       COM    068313105    573    13638   SH  SOLE SOLE
BMC SOFTWARE INC                COM    055921100   1984   156255   SH  SOLE SOLE
COGNEX CORP                     COM    192422103    373    19034   SH  SOLE SOLE
DOLLAR TREE STORES INC          COM    256747106   1581    83705   SH  SOLE SOLE
DOUBLECLICK INC                 COM    258609304     78    13746   SH  SOLE SOLE
FAIR ISAAC & CO INC             COM    303250104    359     7611   SH  SOLE SOLE
HENRY JACK & ASSOC INC          COM    426281101    497    21890   SH  SOLE SOLE
JDS UNIPHASE CORP               COM    46612J101    213    33775   SH  SOLE SOLE
KRONOS INC                      COM    501052104   9243   225169   SH  SOLE SOLE
LEVEL 3 COMMUNICATIONS INC      COM    52729N100     77    20250   SH  SOLE SOLE
LINEAR TECHNOLOGY CORP          COM    535678106   3150    96030   SH  SOLE SOLE
MACROVISION CORP                COM    555904101    276     9700   SH  SOLE SOLE
MARRIOTT INTL INC NEW           CL  A  571903202    274     8200   SH  SOLE SOLE
MEDIA ARTS GROUP INC            COM    58493C102    444   220900   SH  SOLE SOLE
MICREL INC                      COM    594793101    886    44413   SH  SOLE SOLE
MITY ENTERPRISES INC            COM    606850105   2966   403480   SH  SOLE SOLE
MOBILE MINI INC                 COM    60740F105    354    13645   SH  SOLE SOLE
NATURES SUNSHINE PRODUCTS INC   COM    639027101    997    87073   SH  SOLE SOLE
PEREGRINE SYSTEMS INC           COM    71366Q101   1854   146825   SH  SOLE SOLE
PFIZER INC                      COM    717081103   2163    53930   SH  SOLE SOLE
PRE PAID LEGAL SVCS INC         COM    740065107   5248   304403   SH  SOLE SOLE
ROGERS CORP                     COM    775133101   9325   331725   SH  SOLE SOLE
SANMINA CORP                    COM    800907107   1908   140510   SH  SOLE SOLE
SKYWEST INC                     COM    830879102   5219   312135   SH  SOLE SOLE
TENFOLD CORP                    COM    88033A103     48    50585   SH  SOLE SOLE
XILINX INC			COM    983919101    340    14470   SH  SOLE SOLE
ZIONS BANCORPORATION            COM    989701107    194     3608   SH  SOLE SOLE